Income Tax - Summary Of Income Tax Rate Reconciliation (Detail)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statutory U.S. federal tax rate			21.00%	21.00%	21.00%
State and local taxes			5.00%	5.00%	5.00%
Reserves			0.00%	0.00%	1.00%
Valuation allowance			(26.00%)	(26.00%)	(27.00%)
Income tax provision	1.10%	0.00%	0.00%	0.00%	0.00%